Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 185,349,630	$ 121,961,057	$ 78,351,448
Ocean freight revenue [Member]
Disaggregation of Revenue [Line Items]
Total	178,126,765	110,113,752	77,301,897
Vessel service revenue [Member]
Disaggregation of Revenue [Line Items]
Total	$ 7,222,865	$ 11,847,305	$ 1,049,551